Leases (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Movements in Lease Liabilities
Movements in the Group’s lease liabilities during the year are as follows:

	2021	2020
	US$M	US$M
At the beginning of the financial year (1)	3,443	715
IFRS 16 transition	–	2,301
Additions	1,223	436
Remeasurements of index-linked freight contracts	(59)	733
Lease payments	(879)	(761)
Foreign exchange movement	115	(43)
Amortisation of discounting	109	90
Transfers and other movements	(56)	(28)

At the end of the financial year	3,896	3,443

Comprising:
Current liabilities	889	853
Non-current liabilities	3,007	2,590

(1)	Lease liability at the beginning of FY2020 relates to existing finance leases under IAS 17/AASB 117 ‘Leases’ (IAS 17) at 1 July 2019.

Summary of Maturity Profile of Lease Liabilities
The maturity profile of lease liabilities based on the undiscounted contractual amounts is as follows:

Lease liability	2021	2020
	US$M	US$M
Due for payment:
In one year or less or on demand	980	927
In more than one year but not more than two years	680	630
In more than two years but not more than five years	1,397	1,335
In more than five years (1)	1,842	1,043

Total	4,899	3,935

Carrying amount	3,896	3,443

(1)	Include US$878 million (2020: US$302 million) due for payment in more than ten years.

Summary of Movements in Right of Use Assets
Movements in the Group’s
right-of-use
assets during the year are as follows:

	2021			2020
	Land and buildings	Plant and equipment	Total	Land and buildings	Plant and equipment	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year (1)	689	2,358	3,047	–	492	492
Assets recognised on adoption of IFRS 16	–	–	–	754	1,400	2,154
Additions	25	1,227	1,252	104	332	436
Remeasurements of index-linked freight contract s	–	(59)	(59)	–	733	733
Depreciation expensed during the period	(111)	(670)	(781)	(113)	(543)	(656)
Depreciation classified as exploration	–	(19)	(19)	–	(34)	(34)
Impairments	(30)	(2)	(32)	(2)	(22)	(24)
Transfers and other movements	65	(123)	(58)	(54)	–	(54)

At the end of the financial year	638	2,712	3,350	689	2,358	3,047

– Cost	897	4,393	5,290	804	3,349	4,153
– Accumulated depreciation and impairments	(259)	(1,681)	(1,940)	(115)	(991)	(1,106)

(1)	Right-of-use assets at the beginning of FY2020 relates to assets previously held under finance leases under IAS 17 at 1 July 2019.

Summary of Amounts Recorded in Income Statement and Cash Flow Statements
Amounts recorded in the income statement and the cash flow statement for the year were:

	2021	2020
	US$M	US$M	Included within
Income statement
Depreciation of right-of-use assets	781	656	Profit from operations
Short-term, low-value and variable lease costs (1)	895	675	Profit from operations
Interest on lease liabilities	109	90	Financial expenses
Cash flow statement
Principal lease payments	770	671	Cash flows from financing activities
Lease interest payments	109	90	Cash flows from operating activities

(1)
Relates to US$546 million of variable lease costs (2020: US$438 million), US$316 million of short-term lease costs (2020: US$211 million) and US$33 million of low-value
lease costs (2020: US$26 million). Variable lease costs include contracts for hire of mining service equipment, drill rigs and transportation services. These contracts contain variable lease payments based on usage and asset performance.